Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarizes compensation information for key management personnel:

($ millions)	2023	2022	2021
Cash and other compensation	20.1	18.7	19.3
Post-employment benefits	1.1	0.9	0.9
Equity-based compensation	23.1	22.4	20.9
Total	44.3	42.0	41.1